Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Sales & other services		$ 1	$ 7
Other purchases	$ 12	1	65
Accounts receivable	7	7	8
Accounts payable	$ 51	$ 51	$ 61